Additional Information - Financial Statement Schedule I Condensed Financial Information of Parent Company (Condensed Balance Sheet Parenthetical) (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Jan. 31, 2006
Condensed Financial Statements, Captions [Line Items]
Ordinary shares, Par Value	$ 0.001	$ 0.001	$ 0.001	$ 0.001
Ordinary shares, Shares Authorized	500,000,000	500,000,000	156,631,180
Common Class A [Member]
Condensed Financial Statements, Captions [Line Items]
Ordinary shares, Par Value	$ 0.001
Ordinary shares, Shares Authorized	378,000,000	378,000,000
Ordinary shares, Shares Issued	123,472,524	109,392,815
Ordinary shares, Shares Outstanding	123,472,524	109,392,815
Common Class B [Member]
Condensed Financial Statements, Captions [Line Items]
Ordinary shares, Par Value	$ 0.001
Ordinary shares, Shares Authorized	122,000,000	122,000,000
Ordinary shares, Shares Issued	60,684,573	69,636,436
Ordinary shares, Shares Outstanding	60,684,573	69,636,436
Parent Company [Member] | Common Class A [Member]
Condensed Financial Statements, Captions [Line Items]
Ordinary shares, Par Value	$ 0.001
Ordinary shares, Shares Authorized	378,000,000	378,000,000
Ordinary shares, Shares Issued	123,472,524	109,392,815
Ordinary shares, Shares Outstanding	123,472,524	109,392,815
Parent Company [Member] | Common Class B [Member]
Condensed Financial Statements, Captions [Line Items]
Ordinary shares, Par Value	$ 0.001
Ordinary shares, Shares Authorized	122,000,000	122,000,000
Ordinary shares, Shares Issued	60,684,573	69,636,436
Ordinary shares, Shares Outstanding	60,684,573	69,636,436